UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 - December 31, 2009

Item 1. Reports to Stockholders.

Annual Report

December 31, 2009

Board of Managers

Separate Account B:

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF ALLSTATE ASSURANCE COMPANY

Frederick F. Cripe, Chairman, President and Chief Executive Officer

Kevin M. Tiernan, Chief Administrative Officer

Thomas W. Evans, Senior Vice President

Judith P. Greffin, Senior Vice President and Chief Investment Officer

John C. Pintozzi, Senior Vice President and Chief Financial Officer

Samuel H. Pilch, Group Vice President and Controller

Richard C. Crist, Jr., Vice President and Chief Privacy Officer

Scott D. Harper, Vice President

Susan L. Lees, General Counsel and Secretary

Steven C. Verney, Treasurer

Errol Cramer, Assistant Vice President and Appointed Actuary

Keith A. Hauschildt, Assistant Vice President and Chief Compliance Officer

Jennifer M. Hager, Assistant Secretary

Mary J. McGinn, Assistant Secretary

Mario Rizzo, Assistant Treasurer

ALLSTATE ASSURANCE COMPANY SEPARATE ACCOUNT B

A separate account of Allstate Assurance Company (“Company”)

This report and the financial statements attached are submitted solely for the general information of contract owners of Allstate Assurance Company Separate Account B (“Separate Account B” or “Registrant”) and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONRACTS

This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the year ended December 31, 2009. Comparative figures that relate to Separate Account B’s activities during the year of 2009 are provided below.

The accumulation value for Separate Account B increased 29.78% for the year 2009 from $10.51 at year-end 2008 to $13.64 on December 31, 2009. During this same period the S&P 500 index increased by a total return of 26.46%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 2009 was 47,493, down from 102,476 at year-end 2008. As a result of withdrawals and changes in the accumulation unit value, total contract owners’ equity on December 31, 2009 was $918,897 compared to $1,315,485 on December 31, 2008.

Equity markets dramatically decreased during the first quarter of the year, as investors were discourage by poor economic data and limited government action to assist the ailing financial system. During the second quarter, markets began making a marked turnaround as economic data started to improve and the Federal Reserve expanded its balance sheet by buying government and mortgage-backed securities. This action provided vast amounts of liquidity to the struggling financial system.

Positive movement of the stock market signaled recovery, and investors in the money and bond markets started to take on more risk. Nine of the ten economic sectors in the S&P 500 advanced during the fourth quarter. Mid-cap and large-cap stocks performed similarly in the fourth quarter. In addition, growth stocks outperformed value stocks in the fourth quarter and for the year. The portfolio being large-cap and growth oriented exemplified this performance. We continue to believe your portfolio is positioned properly with leading companies in their respective sectors.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

At the Annual Meeting of Contract owners held on June 17, 2009, Contract owners of Separate Account B voted to approve the filing of an application with the Securities and Exchange Commission (“SEC”) to terminate Separate Account B’s registration as an investment company. On October 19, 2009, subsequent to the Contract owner vote, Separate Account B filed an application for deregistration under the Investment Company Act of 1940, as amended (“1940 Act”). If and when the SEC issues an order terminating its registration under the 1940 Act, Separate Account B intends to operate as a separate account exempt from registration under the 1940 Act until the remaining Contract owners are no longer invested in Separate Account B.

REMUNERATION OF MEMBERS OF THE BOARD OF MANAGERS

Unum Group paid all expenses relative to the operation of Separate Account B including Board of Managers’ fees. Accordingly, no member of the Board of Managers (“Board”) receives any remuneration from Separate Account B. Each Board member, other than David G. Fussell, receives an annual retainer of $4,500.00 for serving on the Board. Mr. Fussell received no remuneration from the Company based on his membership on the Board.

PROXY VOTING POLICIES

A description of Separate Account B’s proxy voting policy and procedures is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view a description of Separate Account B’s proxy voting policy and procedures on the SEC’s website, www.sec.gov.

Information regarding how Separate Account B voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

On June 17, 2009, Separate Account B held its Annual Meeting of Contract owners to vote on (i) the election of members to the Board, (ii) the ratification of the selection and appointment of Deloitte & Touche LLP as the Independent Auditors for Separate Account B, (iii) the approval of the filing of an application with the SEC to terminate Separate Account B’s registration as an investment company, (iv) the approval to make Separate Account B’s investment objective and all of its investment policies non-fundamental rather than fundamental, and (v) the transaction of such other business as may properly come before the meeting. At the meeting, a majority of Contract owners holding outstanding interests in Separate Account B voted (i) to elect David G. Fussell, Henry E. Blaine and H. Grant Law, Jr. to the Board, (ii) to ratify the selection and appointment of Deloitte & Touche LLP as the Independent Auditor for Separate Account B, (iii) to approve the filing of an application with the SEC to terminate Separate Account B’s registration as an investment company, and (iv) for the approval of making Separate Account B’s investment objective and all of its investment policies non-fundamental rather than fundamental.

The final vote tallies for each item are as follows:

1. Election of members of the Board.

	No. of Shares	% of Outstanding Shares	% of Shares Voted

David G. Fussell

Affirmative	26,509.700	54.566%	99.046%
Withhold	528.315	1.088%	1.954%

TOTAL	27,038.15	55.654%	100.000%

Henry E. Blaine

Affirmative	26,509.700	54.566%	99.046%
Withhold	528.315	1.088%	1.954%

TOTAL	27,038.15	55.654%	100.000%

	No. of Shares	% of Outstanding Shares	% of Shares Voted

H. Grant Law, Jr.

Affirmative	26,509.700	54.566%	99.046%
Withhold	528.315	1.088%	1.954%

TOTAL	27,038.15	55.654%	100.000%

2. Proposal to ratify the selection and appointment of Deloitte & Touche LLP as the independent auditors for Separate Account B.

	No. of Shares	% of Outstanding Shares	% of Shares Voted

Affirmative	26,330.321	54.197%	97.383%
Against	528.315	1.088%	1.954%
Abstain	179.379	.369%	.663%

TOTAL	27,038.15	55.654%	100.000%

3. Approval of the filing of an application with the SEC to terminate Separate Account B’s registration as an investment company.

	No. of Shares	% of Outstanding Shares	% of Shares Voted

Affirmative	24,548.396	50.529%	90.792%
Against	2,310.240	4.756%	8.545%
Abstain	179.379	.369%	.663%

TOTAL	27,038.15	55.654%	100.000%

4. Approval to make Separate Account B’s investment objective and all of its investment policies non-fundamental rather than fundamental.

	No. of Shares	% of Outstanding Shares	% of Shares Voted

Affirmative	24,548.396	50.529%	90.792%
Against	2,310.240	4.756%	8.545%
Abstain	179.379	.369%	.663%

TOTAL	27,038.15	55.654%	100.000%

QUARTERLY FILING REQUIREMENTS

In November 2004, Separate Account B began filing its complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge, upon written request, from the Secretary of the Board of Managers. Please send a written request to the Secretary of the Board of Managers, c/o Unum Group at 1 Fountain Square, Chattanooga, Tennessee 37402. You may also view its complete schedule of investments on Form N-Q on the SEC’s website, www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the Board of Separate Account B, and is available, without charge, upon request, toll-free at (800) 718-8824 for contract owners who call to request the SAI.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with the Separate Account	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director

Henry E. Blaine (80) 403 Country Club View Drive Edwardsville, IL 62025	Member, Board of Managers	2008-2009 31 years of service	Retired - B&B Enterprises, Partner	1	None

H. Grant Law, Jr. (63) P.O. Box 1367 Chattanooga, TN 37401	Member, Board of Managers	2008-2009 17 years of service	Retired - President, Newton Chevrolet, Inc. & Newton Oldsmobile – GMC Trucks Mitsubishi, Inc.; Community Volunteer	1	None

The member of the Board listed below is an “interested person” of Separate Account B within the meaning of section 2(a)(19) of the 1940 Act.

Name, Address, and Age	Position(s) Held with Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Separate Account Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee For Director

David G. Fussell (62) 259 Gnome Trail Lookout Mtn., GA 30750	Chairman, Board of Managers	2008-2009 14 years of service	Retired - Senior Vice President of Unum Group, Chattanooga, Tennessee	1	None

None of the members of the Board who are not “interested persons” of Separate Account B within the meaning of section 2(a)(19) of the 1940 Act owns beneficially or of record securities of the Company or any of its affiliates.

FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

As of December 31, 2009 and

For the Years Ended December 31, 2009 and 2008,

and Report of Independent Registered Public Accounting Firm

Allstate Assurance Company Separate Account B

Audited Financial Statements

December 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Contract Owners

Allstate Assurance Company Separate Account B,

And Board of Directors of Allstate Assurance Company

We have audited the accompanying statement of assets and liabilities of Allstate Assurance Company Separate Account B (the “Separate Account”), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in variable annuity contract owners’ equity for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Allstate Assurance Company Separate Account B as of December 31, 2009, the results of its operations for the year then ended, the changes in its variable annuity contract owners’ equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL
February 26, 2010

STATEMENT OF ASSETS AND LIABILITIES

Allstate Assurance Company Separate Account B

December 31, 2009
ASSETS
Common stocks - at market value (Cost: $603,581)	$912,613
Cash	8,524
Accrued dividends	1,702

TOTAL ASSETS	$922,839

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Amounts payable for terminations and variable annuity benefits	$3,457
Management fee and other amounts due Allstate Assurance Company	485

TOTAL LIABILITIES	3,942

Contract owners’ equity:

Deferred annuity contracts terminable by owners - (accumulation units outstanding: 47,492.560)	647,797
Annuity contracts in pay-out period - (annuitization units outstanding: 19,875.360)	271,100

TOTAL CONTRACT OWNERS’ EQUITY	918,897

TOTAL LIABILITIES AND CONTRACT OWNERS’ EQUITY	$922,839

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Allstate Assurance Company Separate Account B

Year Ended December 31, 2009
INVESTMENT INCOME

Income:

Dividends	$21,783

Expenses - Note E:
Investment advisory services	4,549
Mortality and expense assurances	6,369

Total Expenses	10,918

NET INVESTMENT INCOME	10,865

REALIZED AND UNREALIZED GAIN ON INVESTMENTS - NOTE A

Net realized gain from investment transactions
Proceeds from sales	573,755
Cost of investments sold	528,833

Net realized gain	44,922

Net unrealized appreciation of investments:
At end of period	309,032
At beginning of period	194,455

Increase in net unrealized appreciation of investments	114,577

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	159,499

NET INCREASE IN CONTRACT OWNERS’ EQUITY FROM OPERATIONS	$170,364

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

Allstate Assurance Company Separate Account B

	Year Ended December 31
	2009	2008
BALANCE AT BEGINNING OF PERIOD	$1,315,485	$2,442,225

FROM OPERATIONS:

Net investment income	10,865	15,385
Net realized gain on investments	44,922	43,544
Increase (decrease) in net unrealized appreciation of investments	114,577	(1,002,703)

Increase (decrease) in contract owners’ equity from operations	170,364	(943,774)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

Net contract purchase payments (Units purchased):	41,493	91,421
2009 - 4,386.777;
2008 - 5,424.604
Terminations and death benefits (Units terminated):	(576,806)	(91,784)
2009 - 59,370.549;
2008 - 7,040.995
Variable annuity benefits paid (Number of units):	(31,639)	(89,255)
2009 - 2,773.102;
2008 - 5,464.138
Adjustment to net assets allocated to annuity contracts in payout period (Number of units):	-	(93,348)
2009 - -;
2008 - (5,254.043)

Decrease in contract owners’ equity from variable annuity contract transactions	(566,952)	(182,966)

NET DECREASE IN CONTRACT OWNERS’ EQUITY	(396,588)	(1,126,740)

BALANCE AT END OF PERIOD	$918,897	$1,315,485

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

Allstate Assurance Company Separate Account B

December 31, 2009

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS

Emerson Electric Company	1,000	$42,600
General Electric Company	3,900	59,007

		101,607	11.0%

CONSUMER GOODS

PepsiCo, Inc.	1,400	85,120
Procter & Gamble Company	1,000	60,630

		145,750	15.9%

CONSUMER SERVICES

Wal-Mart Stores, Inc.	1,000	53,450	5.8%

ENERGY

Dominion Resources, Inc.	1,000	38,920
Weatherford International, Inc.*	1,400	25,074

		63,994	7.0%

FINANCIAL

American Express Company	2,000	81,040	8.8%

HEALTH CARE

Becton Dickinson & Company	700	55,202
DaVita, Inc.*	1,000	58,740
Johnson & Johnson	1,000	64,410
Medtronic, Inc.	500	21,990
Stryker Corporation	1,000	50,370

		250,712	27.3%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2009

	Number of Shares	Market Value	% of Net Assets
COMMON STOCKS - Continued

TECHNOLOGY

Cisco Systems, Inc.*	3,500	$83,790
Intel Corporation	2,000	40,800
Microsoft Corporation	3,000	91,470

		216,060	23.5%

TOTAL COMMON STOCK		912,613	99.3%

TOTAL INVESTMENTS		912,613	99.3%

CASH AND ACCRUED DIVIDENDS LESS LIABILITIES		6,284	0.7%

TOTAL CONTRACT OWNERS’ EQUITY		$918,897	100.0%

*-	Non-income producing security

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	2009	2008	2007	2006	2005
Investment income	$0.26	$0.30	$0.29	$0.25	$0.19
Expenses	0.13	0.18	0.21	0.19	0.18

Net investment income	0.13	0.12	0.08	0.06	0.01
Net realized and unrealized gain (loss) on investments	3.00	(7.38)	0.93	1.33	0.27

Net increase (decrease) in contract owners’ equity	3.13	(7.26)	1.01	1.39	0.28
Net contract owners’ equity:
Beginning of year	10.51	17.77	16.76	15.37	15.09

End of year	$13.64	$10.51	$17.77	$16.76	$15.37

Total Return	29.78%	(40.86%)	6.03%	9.04%	1.86%

Ratio of expenses to average contract owners’ equity	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average contract owners’ equity	1.18%	0.77%	0.46%	0.37%	0.07%
Portfolio turnover	2%	17%	8%	2%	6%
Deferred annuity contracts terminable by owners-accumulation units outstanding at end of period	47,493	102,476	109,517	120,312	155,903

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

December 31, 2009

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company (“Allstate Life”), a wholly-owned subsidiary of Allstate Insurance Company (“Allstate”), a wholly-owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly-owned subsidiary of The Allstate Corporation (the “Corporation”). This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Net assets allocated to contracts in the payout period are computed according to the 1971 Individual Annuity Mortality Table or the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by Unum Group and may result in additional amounts being transferred into Separate Account B by Unum Group to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company. In 2008, Unum Group transferred $93,348 into Separate Account B to cover the additional amounts needed for the annuitants as calculated at December 31, 2007.

Realized and unrealized gains and losses are credited to, or charged to, contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $337,520 and gross unrealized losses of $28,488 at December 31, 2009. Security transactions are recorded on a trade date basis. Dividend income is recorded on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the year ended December 31, 2009 is shown below.

Year Ended December 31, 2009
Cost of investments purchased	$18,194

Proceeds from investments sold	$573,755

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2009

NOTE B—INVESTMENT COMPANY DEREGISTRATION

In 2009, Allstate Assurance Company began taking steps to deregister Separate Account B as an investment company under the Investment Company Act of 1940. The separate account is required to have less than 100 contract owners in order to qualify for deregistration. This requirement had been met as of December 31, 2009. To accomplish this requirement, contract owners were offered a one-time, 10% bonus if they elected to withdraw or transfer their balance from Separate Account B. For those contract owners currently receiving variable annuity payments, the 10% bonus offer required them to transfer their account to a fixed annuity product offered by Allstate Assurance Company. The amount of bonuses paid in 2009 to those contract owners accepting the offer was $41,493 and are presented as net contract purchase payments in 2009 on the Statements of Changes in Variable Annuity Contract Owners’ Equity. The bonus payments were paid to the contract owners by Unum Group. As of February 26, 2010, the deregistration process had not been finalized with the Securities and Exchange Commission.

NOTE C—FAIR VALUE MEASUREMENTS

Effective January 1, 2008, Separate Account B adopted the provisions of Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 is intended to increase consistency and comparability among fair value estimates used in financial reporting. It does not require any new fair value measurements. ASC 820 clarifies a number of considerations with respect to fair value measurement objectives for financial reporting and expands disclosure about the use of fair value measurements, with particular emphasis on the inputs used to measure fair value. This disclosure is intended to provide users of the financial statements the ability to assess the reliability of an entity’s fair value measurements.

ASC 820 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
•	Level 2 – Assets and liabilities whose values are based on the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or
c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
•

Level 3 – Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect Separate Account B’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

As of December 31, 2009, all investments held by Separate Account B were valued using Level 1 inputs as defined by ASC 820. See the Schedule of Investments for the listing of investments segregated by industry composition.

NOTES TO FINANCIAL STATEMENTS - Continued

Allstate Assurance Company Separate Account B

December 31, 2009

NOTE D—FEDERAL INCOME TAXES

Separate Account B intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of Separate Account B are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with the Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No state or federal income taxes are allocable to Separate Account B, as it did not generate taxable income.

Separate Account B had no liability for unrecognized tax benefits at December 31, 2009, and there was no activity related to unrecognized tax benefits during the year. Separate Account B believes that it is reasonably possible that the liability balance will not significantly change within the next six months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

NOTE E—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are .50% and .70%, respectively, of the average daily net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

(Unaudited)

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value	End of Month	Accumulation Unit Value
1968	1.036279	March 2002	14.625826
1969	1.080379	June	12.053638
1970	1.030039	September	9.364676
1971	1.178612	December	10.188983
1972	1.403795	March 2003	9.728625
1973	1.126624	June	11.721042
1974	0.863269	September	12.329500
1975	1.022844	December	13.879698
1976	1.156853	March 2004	14.120048
1977	1.064425	June	14.422906
1978	1.094150	September	13.795096
1979	1.219189	December	15.094382
1980	1.555258	March 2005	14.304578
1981	1.473246	June	14.363421
1982	1.812441	September	14.795618
1983	2.132092	December	15.370699
1984	2.029912	March 2006	15.914824
1985	2.480050	June	15.781618
1986	2.743444	September	15.949882
1987	2.734169	December	16.756791
1988	3.087892	March 2007	16.780022
1989	3.812606	June	17.955239
1990	3.736441	September	18.522881
1991	5.036212	December	17.766886
1992	5.028547	March 2008	16.403785
1993	5.646864	June	16.270263
1994	5.410722	September	14.738496
1995	6.908158	December	10.513382
1996	8.435567	January 2009	9.763669
1997	11.384926	February	8.807599
1998	15.192155	March	9.447797
1999	19.180992	April	10.561782
March 2000	19.749348	May	10.917028
June	19.048870	June	11.125835
September	17.707495	July	11.767372
December	16.659801	August	12.192294
March 2001	14.835643	September	12.753690
June	16.233254	October	12.531894
September	13.226137	November	13.529503
December	15.297123	December	13.639973

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1999, on the last valuation day of each quarter from March 2000 through December 2008, and on the last valuation day of each month beginning January 2009. The results shown should not be considered as a representation of the results which may be realized in the future.

Item 2. Code of Ethics.

(a) Separate Account B has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of Separate Account B’s Code of Ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

Separate Account B had assets under $2 million as of December 31, 2009. It has an audit committee, but does not have an audit committee financial expert. The Audit Committee of Separate Account B consists of independent directors that control 2/3 of the Board. The Committee receives quarterly reports on the transactions in Separate Account B.

Item 4. Principal Accountant Fees and Services.

All fees relating to audit services performed for Separate Account B are paid by Unum Group.

Audit Fees – The aggregate fees paid to Deloitte & Touche LLP for the audit of the financial statements of Separate Account B for 2009 and 2008 were $30,000.00 and $30,000.00, respectively.

Audit-Related Fees –The aggregate fees for audit-related services rendered by Deloitte & Touche LLP to Separate Account B in 2009 and 2008 were $0.00 and $0.00, respectively.

Tax Fees – The aggregate fees related to tax compliance, tax advice and tax planning services to Separate Account B for fiscal years ended December 31, 2009 and December 31, 2008, were $0.00 and $0.00, respectively.

All Other Fees – The aggregate fees rendered by Deloitte & Touche LLP to Separate Account B for such services to Separate Account B in 2009 and 2008 were $0.00 and $0.00, respectively.

Item 5. Audit Committee of Listed Registrants.

The members of the Audit Committee are Henry E. Blaine and H. Grant Law, Jr. Each member of the Audit Committee is “independent” as determined under Rule 10A-3 of the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

Separate Account B’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Separate Account B’s Board.

Item 11. Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer, conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of this evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent fiscal year.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

(1) Code of Ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 12(a)(1).

(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 12(a)(2).

(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 12(a)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: March 1, 2010